Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss for the period	$ (10,211)	$ (10,306)
Adjustments for non-cash items:
Share-based compensation expense	3,614	6,439
Decrease in deferred tax liability	(2,930)	(444)
Change in fair value of warrant liability	(33)	(726)
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone	428
Fair value of shares issued for services	90	90
Share of loss in associate	268	363
Foreign exchange transaction gain	(15)
Depreciation	1
Changes in operating working capital:
Accounts receivable	25	385
Prepaid expenses and other receivables	(354)	1,286
Other assets	24	(144)
Accounts payable and accrued liabilities	1,671	(1,486)
Other	30	30
Net cash used in operating activities	(7,392)	(4,513)
Cash flows from investing activities:
Purchase of convertible note receivable	(614)
Purchase of equipment	(3)
Net cash used in investing activities	(617)
Cash flows from financing activities:
Repayment of notes payable assumed in Tarus acquisition	(2,000)
Repayment of milestone obligation assumed in Tarus acquisition	(1,009)
Proceeds from shares issued under ATM and Committed Purchase	794
Proceeds from shares issued under registered offering		29,093
Share issuance costs	(24)	(1,852)
Proceeds from exercise of stock purchase warrants		105
Net cash (used in) provided by financing activities	(2,239)	27,346
(Decrease) increase in cash and cash equivalents during period	(10,248)	22,833
Cash and cash equivalents at beginning of period	23,352	2,770
Cash and cash equivalents at end of period	13,104	25,603
Supplemental disclosure of cash flow information:
Cash paid for interest		19
Increase in accounts payable for stock issuance costs		25
Supplemental disclosure of non-cash investing and financing activities:
Fair value of shares issued for Tarus	17,200
Fair value of shares issued for non-controlling interest purchase of iOx	9,737
Fair value of deferred purchase price payable-Tarus	8,538
Fair value of deferred obligation - iOx milestone	5,478
Liabilities assumed in Tarus acquisition	3,000
Fair value of shares issued for commitment fees - Committed Purchase	900
Exchange of iOx shares for settlement of notes payable, accrued interest and warrants		$ 184